Financial Instruments and Fair Value Measurements - Derivatives not Designated as Hedging Instruments (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Derivative Not Designated as Hedging Instruments
Interest rate swaps	$ (709)	$ (11,448)
Not Designated as Hedging Instrument
Derivative Not Designated as Hedging Instruments
Total	(709)	(11,448)
Loss on interest rate swaps | Not Designated as Hedging Instrument
Derivative Not Designated as Hedging Instruments
Interest rate swaps	$ (709)	$ (11,448)